Financial Instruments (Schedule of Maximum Exposure to Credit Risk for Trade Receivables By Geographic Region) (Details) - Trade Receivables [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	$ 47,948	$ 39,321
Israel [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	47,741	39,271
Other regions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	$ 207	$ 50